Stock-Based Compensation - Additional Information (Details) $ / shares in Units, number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option vesting period	4 years
Expiration period	10 years
Number of options granted (in shares)	0	0
Executive stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under ESOP (in shares)	73,600,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to stock options | $	$ 0	$ 2
Deferred share units plans under ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of common shares to be received on retirement or termination (in shares)	1
Number of deferred share units outstanding allowing holders to receive common shares (in shares)	149,000	143,000
Deferred share units plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to stock options | $	$ 10	$ 9
Vesting period	36 months
Number of common shares to be received on retirement or termination (in shares)	1,000,000
Number of deferred share units outstanding (in shares)	149,000	143,000
Number of deferred share units granted (in shares)	45,000	38,000
Number of deferred share units granted under ESOP (in shares)	85,000	117,000
Number of deferred share units outstanding allowing holders to receive payment in cash (in shares)	867,000	913,000
Number of deferred share units outstanding allowing holders to receive payment in cash or common shares, at the option of the holder (in shares)	1,034,000	907,000
Carrying and fair value of the DSUs liability | $	$ 84	$ 62
Deferred share units plans | Board of director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred share units issued (in shares)	193,000	206,000
Issued deferred share units price per share (in dollars per share) | $ / shares	$ 44.16	$ 29.28
Number of deferred share units outstanding allowing holders to receive common shares (in shares)	2,050,000	1,963,000	2,373,000
Deferred share units plans | Defer Receipt Of All Or Part Of Annual Bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred share units granted (in shares)	44,000	33,000
Deferred share units plans | Defer Payment Of All Or Part Of RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred share units granted (in shares)	19,000	18,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to stock options | $	$ 215	$ 207
Vesting period	36 months
Number of deferred share units granted (in shares)	6,700,000	8,500,000
Fair value of the RSUs and PSUs granted (in dollars per share) | $ / shares	$ 44.16	$ 29.28
Performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to stock options | $	$ 96	$ 45
Vesting period	36 months
Number of deferred share units granted (in shares)	1,500,000	1,600,000
Restricted share units and performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Carrying and fair value of the DSUs liability | $	$ 910	$ 514